Taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2019
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Taxes and contributions

	2019	2018
Taxes
Services tax and other (i)	223,529	122,241
Value-added tax on sales and services (ii)	31,400	23,796
Social integration program (iii)	22,216	17,530
Social contribution on revenues (iii)	136,682	107,872
Income tax and social contribution (iv)	726	685
Other	4,489	1,919

	419,042	274,043

Judicial deposits (v)
Services tax (i)	(108,026)	(52,226)
Value-added tax on sales and services (ii)	(31,028)	(19,476)
Social integration program (iii)	(21,804)	(17,088)
Social contribution on revenues (iii)	(134,180)	(105,160)

	(295,038)	(193,950)

	124,004	80,093

(i)	Refers to taxes on revenue.
(ii)	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
(iii)	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iv)	Refers to the income tax and social contribution payable on current income taxes and contribution.
(v)	The PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.